Related Party - Schedule of Related Parties Transactions (Details)	6 Months Ended
Jun. 30, 2025
Jie Liu [Member]
Schedule of Related Parties Transactions [Line Items]
Name of the related parties	Jie Liu
Nature of the relationship	CEO of the Company
Xiangmei Zeng [Member]
Schedule of Related Parties Transactions [Line Items]
Name of the related parties	Xiangmei Zeng
Nature of the relationship	CFO of the Company
Jian Liu [Member]
Schedule of Related Parties Transactions [Line Items]
Name of the related parties	Jian Liu
Nature of the relationship	Vice president of the Company
Yuanqing Liu [Member]
Schedule of Related Parties Transactions [Line Items]
Name of the related parties	Yuanqing Liu
Nature of the relationship	Family member of the CEO, Father of the CEO
Ronglan Sun [Member]
Schedule of Related Parties Transactions [Line Items]
Name of the related parties	Ronglan Sun
Nature of the relationship	Family member of the CEO, Mother of the CEO
Hongyu Hao [Member]
Schedule of Related Parties Transactions [Line Items]
Name of the related parties	Hongyu Hao
Nature of the relationship	Family member of the CEO and Vice President of Purchase Department
Yuanxiang Liu [Member]
Schedule of Related Parties Transactions [Line Items]
Name of the related parties	Yuanxiang Liu
Nature of the relationship	Family member of the CEO, Uncle of the CEO
Li Liu [Member]
Schedule of Related Parties Transactions [Line Items]
Name of the related parties	Li Liu
Nature of the relationship	Family member of the CEO, Sister of the CEO
Yongqing Dong [Member]
Schedule of Related Parties Transactions [Line Items]
Name of the related parties	Yongqing Dong
Nature of the relationship	Family member of the CEO
Jiekonsen (Shandong) Lubricant Technology Co., Ltd [Member]
Schedule of Related Parties Transactions [Line Items]
Name of the related parties	Jiekonsen (Shandong) Lubricant Technology Co., Ltd
Nature of the relationship	Controlled by Jie Liu (40%) and Yuanqing Liu (60%), Provide guarantee for the company’s outstanding short-term loans.